Annual Fund Operating Expenses - Beacon Tactical Alternatives Risk ETF	Aug. 19, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
Beacon Tactical Alternatives Risk ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.66%	[1]
Acquired Fund Fees and Expenses	0.55%	[1],[2]
Expenses (as a percentage of Assets)	1.86%
Fee Waiver or Reimbursement	(0.31%)	[3]
Net Expenses (as a percentage of Assets)	1.55%

[1]	Estimated for the current fiscal year.
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Tactical Alternatives Risk Fund and is not a direct expense incurred by the Tactical Alternatives Risk Fund or deducted from the Tactical Alternatives Risk Fund assets.
[3]	Pursuant to an operating expense limitation agreement between the Adviser and the Trust, on behalf of the Tactical Alternatives Risk Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Tactical Alternatives Risk Fund to ensure that Total Annual Fund Operating Expenses for the Tactical Alternatives Risk Fund (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses) do not exceed 1.00% of the Tactical Alternatives Risk Fund’s average net assets through September 30, 2027. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Tactical Alternatives Risk Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.